Loan Number	Pool ID	Alternate Loan Number	Original Balance	State	Loan Exception Status	Initial Fitch Exception Grade	Final Fitch Exception Grade	Initial S&P Exception Grade	Final S&P Exception Grade	Initial Moodys Exception Grade	Final Moodys Exception Grade	Initial KBRA Exception Grade	Final KBRA Exception Grade	Initial DBRS Exception Grade	Final DBRS Exception Grade	Category	Breach ID	Breach Name	Initial Breach Date	Initial Comments	Client/Seller Response Comments	Conclusion Date	Conclusion Comments Date Cleared Canceled or Exception Remains Note Must State Final Status	Waiver or Exception	Waiver or Exception Made By	Compensating Factors	General Comments
MELLO_INV1_1	XXXX	XXX	$XXXXXX	TN	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - FEMA declared XXX county in a disaster area (Tornado) on XX/XX/XXXX, with a release date of XX/XX/XXXX.  The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - Appraisal in file dtd after FEMA release - no damage - condition cleared.; XX/XX/XXXX - Post disaster inspection confirms no property damage			Borrower has stable job time - Borrower has XXX years at job.
MELLO_INV1_1	XXXX	XXX	$XXXXXX	TN	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2543	Appraisal date is greater than 120 days from Origination date.	XX/XX/XXXX	XX/XX/XXXX - Appraisal dated XX/XX/XXXX is greater than 120 days from Note date of XX/XX/XXXX. . A 1004D/recertification of value dated XX/XX/XXXX is present in the loan file.;		XX/XX/XXXX
XX/XX/XXXX  - A 1004D/recertification of value dated XX/XX/XXXX is present in the loan file.; XX/XX/XXXX  - Change status of 'Appraisal date is greater than 120 days from Origination date.' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change severity of 'Appraisal date is greater than 120 days from Origination date.' from Material to Non-Material.
																								Waiver	Client	Borrower has stable job time - Borrower has XXX years at job.
MELLO_INV1_1	XXXX	XXX	$XXXXXX	TN	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	942	Flood Certificate is Missing	XX/XX/XXXX	XX/XX/XXXX - The flood certification is Missing;		XX/XX/XXXX	XX/XX/XXXX - The flood certification is Present			Borrower has stable job time - Borrower has XXX years at job.
MELLO_INV1_1	XXXX	XXX	$XXXXXX	TN	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	1126	Borrower Asset Verification is Missing	XX/XX/XXXX	XX/XX/XXXX - Statements needed for required reserves.; XX/XX/XXXX - The borrower asset verification is Missing;		XX/XX/XXXX	XX/XX/XXXX - The borrower asset verification is Level 4 – Verified = 2 mos stmts/bal documentation for liquid assets/or gift letter			Borrower has stable job time - Borrower has XXX years at job.
MELLO_INV1_1	XXXX	XXX	$XXXXXX	TN	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	1127	CoBorrower Asset Verification is Missing	XX/XX/XXXX	XX/XX/XXXX - The coborrower asset verification is Missing;		XX/XX/XXXX	XX/XX/XXXX - The coborrower asset verification is Level 4 – Verified = 2 mos stmts/bal documentation for liquid assets/or gift letter			Borrower has stable job time - Borrower has XXX years at job.
MELLO_INV1_1	XXXX	XXX	$XXXXXX	TN	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	1431	Liquid Reserves (Dollar Amount) are less than AUS Minimum Required	XX/XX/XXXX	XX/XX/XXXX - The liquid reserves of 0.00 are less than the minimum required per AUS of XXX.00.;		XX/XX/XXXX	XX/XX/XXXX - The liquid reserves of XXX are greater than or equal to the AUS minimum required of XXX.00.			Borrower has stable job time - Borrower has XXX years at job.
MELLO_INV1_1	XXXX	XXX	$XXXXXX	TN	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & ; Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.			Borrower has stable job time - Borrower has XXX years at job.
MELLO_INV1_1	XXXX	XXX	$XXXXXX	TN	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Borrower has stable job time - Borrower has XXX years at job.
MELLO_INV1_1	XXXX	XXX	$XXXXXX	TN	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	3557	Hazard Insurance Coverage is Not Sufficient.	XX/XX/XXXX
XX/XX/XXXX  - Hazard insurance coverage of XXX0 is not sufficent. The subject loan amount is XXX.00 with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.;
																						XX/XX/XXXX
XX/XX/XXXX  - Lender provided hazard insurance reflecting sufficient coverage.  Condition cleared.; XX/XX/XXXX  - Hazard insurance coverage is sufficient.; XX/XX/XXXX  - Hazard insurance coverage of 3XXX0.00 is not sufficent. The subject loan amount is XXX.00 with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.
																										Borrower has stable job time - Borrower has XXX years at job.
MELLO_INV1_3	XXXX	XXX	$XXXXXX	HI	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	1126	Borrower Asset Verification is Missing	XX/XX/XXXX	XX/XX/XXXX - The borrower asset verification is Level 2 – Stated/not verified; XX/XX/XXXX - The borrower asset verification is Missing;		XX/XX/XXXX
XX/XX/XXXX  - Lender provided asset documentation.  Condition cleared.; XX/XX/XXXX  - The borrower asset verification is Level 4 – Verified = 2 mos stmts/bal documentation for liquid assets/or gift letter
																										Borrower has stable job time - Borrower has XXX years at job.
MELLO_INV1_3	XXXX	XXX	$XXXXXX	HI	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Borrower has stable job time - Borrower has XXX years at job.
MELLO_INV1_3	XXXX	XXX	$XXXXXX	HI	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2543	Appraisal date is greater than 120 days from Origination date.	XX/XX/XXXX	XX/XX/XXXX - Appraisal dated XX/XX/XXXX is greater than 120 days from Note date of XX/XX/XXXX.;		XX/XX/XXXX
XX/XX/XXXX  - Change severity of 'Appraisal date is greater than 120 days from Origination date.' from Material to Non-Material.; XX/XX/XXXX  - Lender provided 442 recertification of value.  Condition cleared.; XX/XX/XXXX  - Change status of 'Appraisal date is greater than 120 days from Origination date.' from Active to Acknowledged by Client.
																								Waiver	Client	Borrower has stable job time - Borrower has XXX years at job.
MELLO_INV1_4	XXXX	XXX	$XXXXXX	WA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2543	Appraisal date is greater than 120 days from Origination date.	XX/XX/XXXX	XX/XX/XXXX - Appraisal dated XX/XX/XXXX is greater than 120 days from Note date of XX/XX/XXXX. A 1004D/recertification of value dated XX/XX/XXXX is present in the loan file.;		XX/XX/XXXX
XX/XX/XXXX  - A 1004D/recertification of value dated XX/XX/XXXX is present in the loan file.; XX/XX/XXXX  - Change status of 'Appraisal date is greater than 120 days from Origination date.' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change severity of 'Appraisal date is greater than 120 days from Origination date.' from Material to Non-Material.
																								Waiver	Client
Borrower 1 has significant job time - Borrower has XXX.XX years on job ; Borrower has stable job time - Borrower has XXX.XX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_4	XXXX	XXX	$XXXXXX	WA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & ; Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Borrower has XXX.XX years on job ; Borrower has stable job time - Borrower has XXX.XX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_4	XXXX	XXX	$XXXXXX	WA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower 1 has significant job time - Borrower has XXX.XX years on job ; Borrower has stable job time - Borrower has XXX.XX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_5	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - CU Score & ; 2.5 - not needed; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_5	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2543	Appraisal date is greater than 120 days from Origination date.	XX/XX/XXXX	XX/XX/XXXX - Appraisal dated XX/XX/XXXX is greater than 120 days from Note date of XX/XX/XXXX.;		XX/XX/XXXX
XX/XX/XXXX  - Lender provided a re-cert of value. ; XX/XX/XXXX  - Change status of 'Appraisal date is greater than 120 days from Origination date.' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change severity of 'Appraisal date is greater than 120 days from Origination date.' from Material to Non-Material.
																								Waiver	Client
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_6	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2543	Appraisal date is greater than 120 days from Origination date.	XX/XX/XXXX	XX/XX/XXXX - Appraisal dated XX/XX/XXXX is greater than 120 days from Note date of XX/XX/XXXX. A 1004D/recertification of value dated 0XX/XX/XXXX is present in the loan file.;		XX/XX/XXXX
XX/XX/XXXX  - A 1004D/recertification of value dated XX/XX/XXXX is present in the loan file.; XX/XX/XXXX  - Change status of 'Appraisal date is greater than 120 days from Origination date.' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change severity of 'Appraisal date is greater than 120 days from Origination date.' from Material to Non-Material.
																								Waiver	Client
Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_6	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	651	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX	XX/XX/XXXX - Per the AUS, evidence the following accounts were omitted were not provided. ( XXX XXX, XXX, and XXX );		XX/XX/XXXX	XX/XX/XXXX - Borrower liabilities verified indicator is Present
Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_6	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_7	XXXX	XXX	$XXXXXX	CA	Acknowledged	B	A	A	A	A	A	B	A	A	A	Property	3608	Informational Only - Property Inspection Waiver used at origination.	XX/XX/XXXX	XX/XX/XXXX - Property Inspection Waiver used as origination valuation product;		XX/XX/XXXX	XX/XX/XXXX - Acknowledged; XX/XX/XXXX - Change status of 'Informational Only - Property Inspection Waiver used at origination.' from Active to Acknowledged by Client.	Waiver	Client	Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV1_7	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition for information purposes. DD firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV1_8	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - FEMA declared XXX county in a disaster area (wildfires) on XX/XX/XXXX, with a release date of XX/XX/XXXX. The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only. ;
																						XX/XX/XXXX
XX/XX/XXXX  - Appraisal after FEMA release date - no damage - condition cleared.; XX/XX/XXXX  - Post disaster inspection confirms no property damage; XX/XX/XXXX  - Change severity of 'Property is located in a FEMA disaster area' from Material to Non-Material.

Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_8	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_9	XXXX	XXX	$XXXXXX	WA	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	651	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX	XX/XX/XXXX - Borrower liabilities verified indicator is Partial. File is missing the lease agreement for the property located at XXX XXX XXX, WA. Additional conditions may apply. ;		XX/XX/XXXX
XX/XX/XXXX  - Borrower liabilities verified indicator is Present; XX/XX/XXXX  - Lender provided Schedule E of 2019 tax return; however, did not provide page 1 and 2 required by the AUS.  Condition retained.

MELLO_INV1_9	XXXX	XXX	$XXXXXX	WA	Acknowledged	C	B	C	B	C	B	C	B	C	B	Compliance	-96387	TRID Disclosure Delivery and Receipt Date Validation Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the TRID disclosure delivery and receipt date validation test due to one of the following findings:The Revised Loan Estimate Receipt Date is before Revised Loan Estimate Delivery Date; orThe Initial Closing Disclosure Receipt Date is before Initial Closing Disclosure Delivery Date; orThe Revised Closing Disclosure Receipt Date is before Revised Closing Disclosure Delivery Date.;
																						XX/XX/XXXX
XX/XX/XXXX  - Change severity of 'TRID Disclosure Delivery and Receipt Date Validation Test' from Material to Non-Material.; XX/XX/XXXX  - TRID NA - Investment; XX/XX/XXXX  - Change status of 'TRID Disclosure Delivery and Receipt Date Validation Test' from Active to Acknowledged by Client.
																								Waiver	Client
MELLO_INV1_9	XXXX	XXX	$XXXXXX	WA	Acknowledged	C	B	C	B	C	B	C	B	C	B	Compliance	-96378	TRID Post-Consummation Reason for Redisclosure Validation Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the TRID post-consummation reason for redisclosure validation test.This loan contains a post-consummation revised closing disclosure delivery date but does not provide the reason for the redisclosure after consummation. The reason is required in order to audit post-consummation redisclosure timing tests.;
																						XX/XX/XXXX
XX/XX/XXXX  - Change severity of 'TRID Post-Consummation Reason for Redisclosure Validation Test' from Material to Non-Material.; XX/XX/XXXX  - TRID NA - Investment; XX/XX/XXXX  - Change status of 'TRID Post-Consummation Reason for Redisclosure Validation Test' from Active to Acknowledged by Client.
																								Waiver	Client
MELLO_INV1_9	XXXX	XXX	$XXXXXX	WA	Acknowledged	C	B	C	B	C	B	C	B	C	B	Compliance	-96368	Consummation or Reimbursement Date Validation Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.;
																						XX/XX/XXXX
XX/XX/XXXX  - Change severity of 'Consummation or Reimbursement Date Validation Test' from Material to Non-Material.; XX/XX/XXXX  - TRID NA - Investment; XX/XX/XXXX  - Change status of 'Consummation or Reimbursement Date Validation Test' from Active to Acknowledged by Client.
																								Waiver	Client
MELLO_INV1_9	XXXX	XXX	$XXXXXX	WA	Acknowledged	C	B	C	B	C	B	C	B	C	B	Compliance	-96366	Charges That Cannot Increase Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).;
																						XX/XX/XXXX
XX/XX/XXXX  - Change severity of 'Charges That Cannot Increase Test' from Material to Non-Material.; XX/XX/XXXX  - TRID NA - Investment; XX/XX/XXXX  - Change status of 'Charges That Cannot Increase Test' from Active to Acknowledged by Client.
																								Waiver	Client
MELLO_INV1_9	XXXX	XXX	$XXXXXX	WA	Acknowledged	C	B	C	B	C	B	C	B	C	B	Compliance	-96348	Lender Credits That Cannot Decrease Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).;
																						XX/XX/XXXX
XX/XX/XXXX  - Change severity of 'Lender Credits That Cannot Decrease Test' from Material to Non-Material.; XX/XX/XXXX  - TRID NA - Investment; XX/XX/XXXX  - Change status of 'Lender Credits That Cannot Decrease Test' from Active to Acknowledged by Client.
																								Waiver	Client
MELLO_INV1_10	XXXX	XXX	$XXXXXX	CA	Acknowledged	B	A	A	A	A	A	B	A	A	A	Property	3608	Informational Only - Property Inspection Waiver used at origination.	XX/XX/XXXX
XX/XX/XXXX  - Invalid; XX/XX/XXXX  - Change status of 'Informational Only - Property Inspection Waiver used at origination.' from Active to Acknowledged by Client.; XX/XX/XXXX  - Property Inspection Waiver used as origination valuation product;
																						XX/XX/XXXX
XX/XX/XXXX  - Invalid; XX/XX/XXXX  - Change status of 'Informational Only - Property Inspection Waiver used at origination.' from Active to Acknowledged by Client.; XX/XX/XXXX  - Property Inspection Waiver used as origination valuation product;
																								Waiver	Client
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_10	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition for information purpose sonly. Pending valuation review due to PIW.; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_11	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	1245	Transmittal Summary is Missing	XX/XX/XXXX	XX/XX/XXXX - The transmittal summary is Missing;		XX/XX/XXXX	XX/XX/XXXX - The transmittal summary is Not Applicable
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_11	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	2092	Servicing Comments are Missing	XX/XX/XXXX	XX/XX/XXXX - Servicing comments are missing. ;		XX/XX/XXXX	XX/XX/XXXX - Missing servicing comments are available.
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_11	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	3433	Number of Mortgage Properties Exceeds Max Allowable Per Guidelines	XX/XX/XXXX	XX/XX/XXXX - Number of Mortgage Properties (6) Exceeds Max Allowable Per Guidelines;		XX/XX/XXXX	XX/XX/XXXX - NA
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_11	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	3606	HMDA Data Tape Not Provided	XX/XX/XXXX	XX/XX/XXXX - HMDA data tape not provided.;		XX/XX/XXXX	XX/XX/XXXX - HMDA data tape provided.
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_11	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_11	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2543	Appraisal date is greater than 120 days from Origination date.	XX/XX/XXXX	XX/XX/XXXX - Appraisal dated XX/XX/XXXX is greater than 120 days from Note date of XX/XX/XXXX. A 1004D/recertification of value dated XX/XX/XXXX is present in the loan file;		XX/XX/XXXX
XX/XX/XXXX  - Change severity of 'Appraisal date is greater than 120 days from Origination date.' from Material to Non-Material.; XX/XX/XXXX  - A 1004D/recertification of value dated XX/XX/XXXX is present in the loan file.; XX/XX/XXXX  - Change status of 'Appraisal date is greater than 120 days from Origination date.' from Active to Acknowledged by Client.
																								Waiver	Client
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_12	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Borrower has stable job time - Borrower has XXX years at job.
MELLO_INV1_12	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Property	3598	Third Party AVM to appraised value exceeds XXX% allowable variance	XX/XX/XXXX	XX/XX/XXXX - Third party AVM value of XXX with a variance of 46.70 exceeds XXX% allowable variance.;		XX/XX/XXXX	XX/XX/XXXX - Additional third party valuation requested to support value.			Borrower has stable job time - Borrower has XXX years at job.
MELLO_INV1_12	XXXX	XXX	$XXXXXX	CA	Acknowledged	B	A	A	A	A	A	B	A	A	A	Property	3608	Informational Only - Property Inspection Waiver used at origination.	XX/XX/XXXX	XX/XX/XXXX - Property Inspection Waiver used as origination valuation product;		XX/XX/XXXX	XX/XX/XXXX - .; XX/XX/XXXX - Change status of 'Informational Only - Property Inspection Waiver used at origination.' from Active to Acknowledged by Client.	Waiver	Client	Borrower has stable job time - Borrower has XXX years at job.
MELLO_INV1_13	XXXX	XXX	$XXXXXX	CA	Acknowledged	C	B	C	B	C	B	C	B	C	B	Credit	1430	FICO is less than the AUS Minimum Required	XX/XX/XXXX
XX/XX/XXXX  - Credit re-pull on closing date dropepd the mid score from XXX, reflected on AUS, to XXX.  AUS is required ot be updated.; XX/XX/XXXX  - Change status of 'FICO is less than the AUS Minimum Required' from Active to Acknowledged by Client.; XX/XX/XXXX  - The FICO of XXX is less than the minimum required per AUS of XXX;
																						XX/XX/XXXX	XX/XX/XXXX - Change severity of 'FICO is less than the AUS Minimum Required' from Material to Non-Material.	Waiver	Client
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX .

MELLO_INV1_14	XXXX	XXX	$XXXXXX	CA	Acknowledged	B	A	A	A	A	A	B	A	A	A	Property	3608	Informational Only - Property Inspection Waiver used at origination.	XX/XX/XXXX	XX/XX/XXXX - Property Inspection Waiver used as origination valuation product;		XX/XX/XXXX	XX/XX/XXXX - Acknowledged; XX/XX/XXXX - Change status of 'Informational Only - Property Inspection Waiver used at origination.' from Active to Acknowledged by Client.	Waiver	Client
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX  are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_14	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX
XX/XX/XXXX  - Third Party Valuation Product Provided; XX/XX/XXXX  - Lender provided appraisal waiver; however, finding is for missing Third party valuation to support appraisal value within XXX% variance.  Condition retained.

Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX  are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_15	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - FEMA declared XXX county in a disaster area (wildfires) on XX/XX/XXXX, with a release date of XX/XX/XXXX.  The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - Appraisal shows no Damage - dtd after FEMA release date - condition cleared; XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_15	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - CU Score & ; 2.5 - not needed; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_16	XXXX	XXX	$XXXXXX	VA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - AVM provided - within tolerance - condition cleared; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_16	XXXX	XXX	$XXXXXX	VA	Acknowledged	B	A	A	A	A	A	B	A	A	A	Property	3608	Informational Only - Property Inspection Waiver used at origination.	XX/XX/XXXX	XX/XX/XXXX - Property Inspection Waiver used as origination valuation product; XX/XX/XXXX - The exception 'Informational Only - Property Inspection Waiver used at origination.' is cleared.;		XX/XX/XXXX	XX/XX/XXXX - Acknowledged - AVM within tolerance; XX/XX/XXXX - Change status of 'Informational Only - Property Inspection Waiver used at origination.' from Active to Acknowledged by Client.	Waiver	Client
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_16	XXXX	XXX	$XXXXXX	VA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	1258	CoBorrower Employment Verification does not meet guidelines	XX/XX/XXXX	XX/XX/XXXX - A verbal verification for the co-borrower was not provided. ;		XX/XX/XXXX	XX/XX/XXXX - Lender provided VOE. Condition cleared.
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_17	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	1257	Borrower Employment Verification does not meet guidelines	XX/XX/XXXX	XX/XX/XXXX - A verbal verification of employment within 10 days of the note date was not provided. VVOE in file is dated XX/XX/XXXX, Note is dated XX/XX/XXXX.;		XX/XX/XXXX	XX/XX/XXXX - VOE sufficient - condition cleared
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_17	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - AVM provided - within tolerance - Condition Cleared; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_17	XXXX	XXX	$XXXXXX	CA	Acknowledged	B	A	A	A	A	A	B	A	A	A	Property	3608	Informational Only - Property Inspection Waiver used at origination.	XX/XX/XXXX	XX/XX/XXXX - The exception 'Informational Only - Property Inspection Waiver used at origination.' is cleared.; XX/XX/XXXX - Property Inspection Waiver used as origination valuation product;		XX/XX/XXXX	XX/XX/XXXX - Acknowledged - AVM within tolerance; XX/XX/XXXX - Change status of 'Informational Only - Property Inspection Waiver used at origination.' from Active to Acknowledged by Client.	Waiver	Client
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_17	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located in a FEMA disaster area	XX/XX/XXXX	XX/XX/XXXX - FEMA declared XXX county in a disaster area (wildfires) on XX/XX/XXXX, with a release date of XX/XX/XXXX. The file does not contain an appraisal. A Post Disaster Inspection is required. ;		XX/XX/XXXX	XX/XX/XXXX - Lender provided Disaster Exception Map. Condition cleared.; XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_17	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	651	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX	XX/XX/XXXX - Evidence of hazard insurance for the primary residence was not provided. ;		XX/XX/XXXX
XX/XX/XXXX  - Document provided for primary residence - condition cleared.; XX/XX/XXXX  - Borrower liabilities verified indicator is Present; XX/XX/XXXX  - Audit reviewed Lenders response, however; please provide hazard insurance declaration page for primary residence (XXXCT). Condition remains.

Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_18	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_19	XXXX	XXX	$XXXXXX	OR	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & ; Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_19	XXXX	XXX	$XXXXXX	OR	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_20	XXXX	XXX	$XXXXXX	WA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV1_20	XXXX	XXX	$XXXXXX	WA	Cleared	D	A	D	A	D	A	C	A	C	A	Compliance	927	Security Instrument Indicator is Missing	XX/XX/XXXX	XX/XX/XXXX - The security instrument indicator is Missing;		XX/XX/XXXX	XX/XX/XXXX - The security instrument indicator is Present			Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV1_20	XXXX	XXX	$XXXXXX	WA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2543	Appraisal date is greater than 120 days from Origination date.	XX/XX/XXXX	XX/XX/XXXX - Appraisal dated XX/XX/XXXX is greater than 120 days from Note date of XX/XX/XXXX. A 1004D/recertification of value dated XX/XX/XXXX is present in the loan file.;		XX/XX/XXXX
XX/XX/XXXX  - 442 in file within 120 days.; XX/XX/XXXX  - Change status of 'Appraisal date is greater than 120 days from Origination date.' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change severity of 'Appraisal date is greater than 120 days from Origination date.' from Material to Non-Material.
																								Waiver	Client	Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV1_20	XXXX	XXX	$XXXXXX	WA	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	2570	Final Loan Application is Missing	XX/XX/XXXX	XX/XX/XXXX - Final loan application is Missing;		XX/XX/XXXX	XX/XX/XXXX - Final loan application is Present			Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV1_22	XXXX	XXX	$XXXXXX	CA	Acknowledged	B	A	A	A	A	A	B	A	A	A	Property	3608	Informational Only - Property Inspection Waiver used at origination.	XX/XX/XXXX	XX/XX/XXXX - Property Inspection Waiver used as origination valuation product;		XX/XX/XXXX	XX/XX/XXXX - Acknowledged; XX/XX/XXXX - Change status of 'Informational Only - Property Inspection Waiver used at origination.' from Active to Acknowledged by Client.	Waiver	Client	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV1_22	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV1_23	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a FEMA disaster area with no post disaster inpection.  FEMA delcared XXX county in a disaster area on XX/XX/XXXX with a release date of XX/XX/XXXX.  Appraisal in file dated XX/XX/XXXX showing no damage - condition for information purposes only.;
																						XX/XX/XXXX	XX/XX/XXXX - Appraisal dated after FEMA release date showing no damage - condition cleared; XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_23	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - CU score & ; 2.5 - not needed; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_24	XXXX	XXX	$XXXXXX	MA	Cleared	C	A	C	A	C	A	C	A	C	A	Property	2213	Third Party Valuation Product not Provided.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV1_24	XXXX	XXX	$XXXXXX	MA	Acknowledged	B	A	A	A	A	A	B	A	A	A	Property	3608	Informational Only - Property Inspection Waiver used at origination.	XX/XX/XXXX	XX/XX/XXXX - Property Inspection Waiver used as origination valuation product;		XX/XX/XXXX	XX/XX/XXXX - .; XX/XX/XXXX - Change status of 'Informational Only - Property Inspection Waiver used at origination.' from Active to Acknowledged by Client.	Waiver	Client	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV1_24	XXXX	XXX	$XXXXXX	MA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	1431	Liquid Reserves (Dollar Amount) are less than AUS Minimum Required	XX/XX/XXXX	XX/XX/XXXX - The liquid reserves of XXX are less than the minimum required per AUS of XXX.;		XX/XX/XXXX	XX/XX/XXXX - Lender provided asset documentation. Condition cleared.; XX/XX/XXXX - The liquid reserves of XXX are greater than or equal to the AUS minimum required of XXX.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV1_25	XXXX	XXX	$XXXXXX	MA	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	651	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX	XX/XX/XXXX - Evidence of taxes for primary residence was not provided. ;		XX/XX/XXXX	XX/XX/XXXX - Lender provided verification of taxes. Condition cleared.
Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_25	XXXX	XXX	$XXXXXX	MA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & ; Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within tolerance - Condition Cleared; XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_25	XXXX	XXX	$XXXXXX	MA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within tolerance - Condition Cleared; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_26	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	1226	Intent to Proceed is Missing	XX/XX/XXXX	XX/XX/XXXX - The intent to proceed is Missing;		XX/XX/XXXX	XX/XX/XXXX - The intent to proceed is received.
Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_26	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	1427	LTV Exceeds AUS Maximum Allowable	XX/XX/XXXX
XX/XX/XXXX  - The 1008 shows LTV/CLTV XXX. The system rounds it up to XXX but LP shows XXX.; XX/XX/XXXX  - The original LTV of XXX is not greater than the maximum allowable per AUS  of XXX; XX/XX/XXXX  - The original LTV of XXX  exceeds the maximum allowable per AUS of XXX;
																						XX/XX/XXXX	XX/XX/XXXX - The original LTV of XXX is not greater than the maximum allowable per AUS of XXX
Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_26	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	1428	CLTV Exceeds the AUS Maximum Allowable	XX/XX/XXXX	XX/XX/XXXX - The original CLTV of XXX is not greater than the maximum allowable per AUS of XXX; XX/XX/XXXX - The original CLTV of XXX exceeds maximum allowable per AUS of XXX;		XX/XX/XXXX	XX/XX/XXXX - The original CLTV of XXX is not greater than the maximum allowable per AUS of XXX
Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_26	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	3420	DTI Exceeds AUS Maximum Allowable	XX/XX/XXXX
XX/XX/XXXX  - The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; XX/XX/XXXX  - The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX;
																						XX/XX/XXXX
XX/XX/XXXX  - The qualifying back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX

Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_27	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - FEMA declared XXX county in a disaster area (wildfires) on XX/XX/XXXX, with a release date of XX/XX/XXXX.  The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - Appraisal dtd after FEMA release date - no damage - condition cleared; XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_27	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - CU Score & ; 2.5 - not needed; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_27	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	3500	Borrower residency documentation not provided or issue with documentation	XX/XX/XXXX	XX/XX/XXXX - Borrower residency documentation not provided or issue with documentation. ;		XX/XX/XXXX	XX/XX/XXXX - Borrower residency documentation has been provided and there are no issues with documentation. ; XX/XX/XXXX - Lender provided Visa card for both borrowers. Condition cleared.
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_27	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	3501	Co-Borrower residency documentation not provided or issue with documentation	XX/XX/XXXX	XX/XX/XXXX - Co-Borrower residency documentation not provided or issue with documentation.;		XX/XX/XXXX	XX/XX/XXXX - Lender provided XXX card for both borrowers. Condition cleared.; XX/XX/XXXX - Co-Borrower residency documentation has been provided and there are no issues with documentation.
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_28	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Change severity of 'Property is located in a FEMA disaster area' from Material to Non-Material.; XX/XX/XXXX  - FEMA declared XXX county in a disaster area (wildfires) on XX/XX/XXXX, with a release date of XX/XX/XXXX. The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only. ; XX/XX/XXXX  - Post disaster inspection confirms no property damage; XX/XX/XXXX  - PFEMA declared XXX county in a disaster area (wildfires) on XX/XX/XXXX, with a release date of XX/XX/XXXX. The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - Appraisal dated after FEMA release date - no damage - condition cleared.; XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_28	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_29	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV1_29	XXXX	XXX	$XXXXXX	CA	Acknowledged	B	A	A	A	A	A	B	A	A	A	Property	3608	Informational Only - Property Inspection Waiver used at origination.	XX/XX/XXXX	XX/XX/XXXX - Property Inspection Waiver used as origination valuation product; XX/XX/XXXX - no waiver;		XX/XX/XXXX	XX/XX/XXXX - .; XX/XX/XXXX - Change status of 'Informational Only - Property Inspection Waiver used at origination.' from Active to Acknowledged by Client.	Waiver	Client	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV1_29	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	651	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX	XX/XX/XXXX - Evidence of mortgage payment for XXX and hazard insurance and taxes for XXX was not provided. ;		XX/XX/XXXX	XX/XX/XXXX - Borrower liabilities verified indicator is Present; XX/XX/XXXX - Lender provided verification of PITIA and taxes and insurance. Condition cleared.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV1_29	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	1257	Borrower Employment Verification does not meet guidelines	XX/XX/XXXX	XX/XX/XXXX - A verbal verification of employment within 10 days of the note date was not provided. VVOE in file is dated XX/XX/XXXX, Note is dated XX/XX/XXXX.;		XX/XX/XXXX	XX/XX/XXXX - Lender provided VVOE date post closing which meets AUS requirements. Condition cleared.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV1_29	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	3601	Trust Documentation Missing or Incomplete	XX/XX/XXXX	XX/XX/XXXX - The Trust document provided is not executed. Unable to determine if signatures on note are accurate. ;		XX/XX/XXXX	XX/XX/XXXX - Lender provided certification of trust. Condition cleared.; XX/XX/XXXX - Client provided trust document that was missing.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV1_29	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located in a FEMA disaster area	XX/XX/XXXX	XX/XX/XXXX - FEMA declared XXX county in a disaster area (wildfires) on XX/XX/XXXX, with a release date of XX/XX/XXXX. The file does not contain an appraisal. A Post Disaster Inspection is required.;		XX/XX/XXXX	XX/XX/XXXX - Lender provided PDI (dated XX/XX/XXXX). Condition cleared.; XX/XX/XXXX - Post disaster inspection confirms no property damage			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV1_30	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - FEMA declared XXX  county in a disaster area (wildfires) on XX/XX/XXXX, with a release date of XX/XX/XXXX.  The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - Appraisal dtd after FEMA release - no damage - condition cleared.; XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_30	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & ; Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within tolerance - Condition Cleared; XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_30	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within tolerance - Condition Cleared; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_30	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	1261	Borrower Income Verification does not match Approval	XX/XX/XXXX	XX/XX/XXXX - Personal and business tax returns provided were not signed by the borrower. ;		XX/XX/XXXX	XX/XX/XXXX - Lender provided signed signature pages for personal and business tax returns and XXX for business. Condition cleared.
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_31	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - FEMA declared XXX county in a disaster area (wildfires) on XX/XX/XXXX, with a release date of XX/XX/XXXX.  The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - Appraisal dtd after FEMA declaration, no damage, cleared condition; XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX  are greater than the Guideline Minimum of XXX.

MELLO_INV1_31	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - CU & ; 2.5 - not needed; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX  are greater than the Guideline Minimum of XXX.

MELLO_INV1_31	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	651	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX	XX/XX/XXXX - Borrower liabilities verified indicator is Partial. Evidence of taxes and insurance for XXX, and insurance for XXX was not provided. ;		XX/XX/XXXX
XX/XX/XXXX  - Borrower liabilities verified indicator is Present; XX/XX/XXXX  - Audit reviewed Lenders response, however; Please provide axes and insurance for XXX Dr or evidence Taxes and Insurance are escrowed. Condition remains.

Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX  are greater than the Guideline Minimum of XXX.

MELLO_INV1_32	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - AVM provided - within tolerance - Condition Cleared; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX .

MELLO_INV1_32	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Property	3598	Third Party AVM to appraised value exceeds XXX% allowable variance	XX/XX/XXXX	XX/XX/XXXX - Third party AVM value of XXX with a variance of 16.30 exceeds XXX% allowable variance.;		XX/XX/XXXX	XX/XX/XXXX - AVM provided - within tolerance - Condition Cleared; XX/XX/XXXX - Additional third party valuation requested to support value.
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX .

MELLO_INV1_32	XXXX	XXX	$XXXXXX	CA	Acknowledged	B	A	A	A	A	A	B	A	A	A	Property	3608	Informational Only - Property Inspection Waiver used at origination.	XX/XX/XXXX	XX/XX/XXXX - Property Inspection Waiver used as origination valuation product;		XX/XX/XXXX	XX/XX/XXXX - Acknowledged - AVM within tolerance; XX/XX/XXXX - Change status of 'Informational Only - Property Inspection Waiver used at origination.' from Active to Acknowledged by Client.	Waiver	Client
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX .

MELLO_INV1_32	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located in a FEMA disaster area	XX/XX/XXXX	XX/XX/XXXX - FEMA declared XXX county in a disaster area (wildfires) on XX/XX/XXXX, with a release date of XX/XX/XXXX. The file does not contain an appraisal. A Post Disaster Inspection is required. ;		XX/XX/XXXX	XX/XX/XXXX - Lender provided MAP Disaster Area Exception. Condition cleared.; XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX .

MELLO_INV1_32	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	3420	DTI Exceeds AUS Maximum Allowable	XX/XX/XXXX
XX/XX/XXXX  - The back-end DTI of XXX (Total Income of XXX , Orig PITI of XXX , Monthly debt of XXX ) exceeds the maximum allowable per AUS of XXX . Taxes and insurance for the primary residence was not included. ;
																						XX/XX/XXXX
XX/XX/XXXX  - Lender provided updated AUS with approved DTI of XXX%.  The audit DTI of XXX % is within XXX% variance tolerance.  Condition cleared.; XX/XX/XXXX  - The qualifying back-end DTI of XXX (Total Income of XXX , Orig PITI of XXX , Monthly debt of XXX ) is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX , Orig PITI of XXX , Monthly debt of XXX ) is not greater than the maximum allowable per AUS of XXX

Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX .

MELLO_INV1_33	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - FEMA declared XXX county in a disaster area (wildfires) on XX/XX/XXXX, with a release date of XX/XX/XXXX.  The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - Appraisal dated after FEMA declaration - no damage - condition cleared; XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_33	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	1257	Borrower Employment Verification does not meet guidelines	XX/XX/XXXX	XX/XX/XXXX - A verbal verification of employment for the borrower within 10 days of the note date was not provided. VVOE in file is dated XX/XX/XXXX, Note is dated XX/XX/XXXX.;		XX/XX/XXXX	XX/XX/XXXX - Lender provided VVOE dated within 10 days of the Note date. Further, the AUS states a VVOE can be completed after the Note date but prior to delivery. Condition cleared.
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_33	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	1258	CoBorrower Employment Verification does not meet guidelines	XX/XX/XXXX	XX/XX/XXXX - A verbal verification of employment for the co-borrower within 10 days of the note date was not provided. VVOE in file is dated XX/XX/XXXX, Note is dated XX/XX/XXXX.;		XX/XX/XXXX	XX/XX/XXXX - Lender provided VVOE dated within 10 days of the Note date. Further, the AUS states a VVOE can be completed after the Note date but prior to delivery. Condition cleared.
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_33	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	1261	Borrower Income Verification does not match Approval	XX/XX/XXXX
XX/XX/XXXX  - The borrower income verification does not match approval.  Per the AUS, a TWN  was used to support the borrower's income.  The TWN provided in the loan does not reflect the borrower's income .;
																						XX/XX/XXXX	XX/XX/XXXX - Lender provided TWN reflecting borrower's and co-borrower's income. Condition cleared.
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_33	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	1262	CoBorrower Income Verification does not match Approval	XX/XX/XXXX
XX/XX/XXXX  - The coborrower income verification does not match approval. The co-borrower income verification does not match approval.  Per the AUS, a TWN  was used to support the co-borrower's income.  The TWN provided in the loan does not reflect the borrower's income .;
																						XX/XX/XXXX	XX/XX/XXXX - Lender provided TWN reflecting borrower's and co-borrower's income. Condition cleared.
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_33	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided, value within XXX% of origination value. Condition cleared.
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_34	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - FEMA declared XXX county in a disaster area (wildfires) on XX/XX/XXXX, with a release date of XX/XX/XXXX.  The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - Appraisal dated after FEMA release date - no damage - condition cleared; XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_34	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - CU score & ; 2.5 - not needed; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_35	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; XX/XX/XXXX - Third Party Valuation Product Provided;		XX/XX/XXXX	XX/XX/XXXX - AVM provided - within tolerance - Condition Cleared; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_35	XXXX	XXX	$XXXXXX	CA	Acknowledged	B	A	A	A	A	A	B	A	A	A	Property	3608	Informational Only - Property Inspection Waiver used at origination.	XX/XX/XXXX	XX/XX/XXXX - Property Inspection Waiver used as origination valuation product;		XX/XX/XXXX	XX/XX/XXXX - Acknowledged - AVM within tolerance; XX/XX/XXXX - Change status of 'Informational Only - Property Inspection Waiver used at origination.' from Active to Acknowledged by Client.	Waiver	Client
Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_35	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	651	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX	XX/XX/XXXX - Evidence of the taxes for the primary residence was not provided.;		XX/XX/XXXX	XX/XX/XXXX - Lender provided tases for primary residence. Condition cleared.; XX/XX/XXXX - Borrower liabilities verified indicator is Present
Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_36	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - FEMA declared XXX county in a disaster area (wildfires) on XX/XX/XXXX, with a release date of XX/XX/XXXX. The file does not contain an appraisal.   A Post Disaster Inspection is required.
 The appraisal in file is dated Xx/XX/XXXX and shows no damage.  Exception is for informational purposes only.
;
																						XX/XX/XXXX	XX/XX/XXXX - Appraisal dated after FEMA declaration - no damage - condition cleared.; XX/XX/XXXX - Post disaster inspection confirms no property damage			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV1_36	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & ; Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - CU Score & ; 2.5 - not needed; XX/XX/XXXX - Third Party Valuation Product Provided.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV1_36	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - CU Score & ; 2.5 - not needed; XX/XX/XXXX - Third Party Valuation Product Provided			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV1_36	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	651	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX
XX/XX/XXXX  - Evidence all properties listed on 1003 application REO  are owned free and clear was not provided (no property detail provided).  Also evidence of insurance and taxes for REO properties were not provided. (XXX, XXX, XXX) ;
																						XX/XX/XXXX	XX/XX/XXXX - Borrower liabilities verified indicator is Present			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV1_36	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2074	Executed HELOC closure letter not provided.	XX/XX/XXXX	XX/XX/XXXX - Missing executed documentation HELOC is closed to future draws;		XX/XX/XXXX	XX/XX/XXXX - Lender provided HELOC closure letter. Condition cleared.; XX/XX/XXXX - HELOC closure documentation provided			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV1_37	XXXX	XXX	$XXXXXX	WA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_39	XXXX	XXX	$XXXXXX	HI	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_40	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - CU Score & ; 2.5 - not needed; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_41	XXXX	XXX	$XXXXXX	WA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & ; Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_42	XXXX	XXX	$XXXXXX	CA	Acknowledged	C	B	C	B	C	B	C	B	C	B	Compliance	-96468	Initial Closing Disclosure Delivery Date Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation.;
																						XX/XX/XXXX
XX/XX/XXXX  - Change status of 'Initial Closing Disclosure Delivery Date Test' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change severity of 'Initial Closing Disclosure Delivery Date Test' from Material to Non-Material.; XX/XX/XXXX  - NA
																								Waiver	Client
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_42	XXXX	XXX	$XXXXXX	CA	Acknowledged	C	B	C	B	C	B	C	B	C	B	Compliance	-96368	Consummation or Reimbursement Date Validation Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.;
																						XX/XX/XXXX
XX/XX/XXXX  - Change status of 'Consummation or Reimbursement Date Validation Test' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change severity of 'Consummation or Reimbursement Date Validation Test' from Material to Non-Material.; XX/XX/XXXX  - N/A
																								Waiver	Client
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_42	XXXX	XXX	$XXXXXX	CA	Acknowledged	C	B	C	B	C	B	C	B	C	B	Compliance	-96366	Charges That Cannot Increase Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).;
																						XX/XX/XXXX
XX/XX/XXXX  - Change status of 'Charges That Cannot Increase Test' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change severity of 'Charges That Cannot Increase Test' from Material to Non-Material.; XX/XX/XXXX  - N/A
																								Waiver	Client
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_42	XXXX	XXX	$XXXXXX	CA	Acknowledged	C	B	C	B	C	B	C	B	C	B	Compliance	-96362	Reimbursement Amount Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the reimbursement amount test.  (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $0.00, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than 60 days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than 60 days after consummation.;
																						XX/XX/XXXX
XX/XX/XXXX  - Change status of 'Reimbursement Amount Test' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change severity of 'Reimbursement Amount Test' from Non-Material to Material.; XX/XX/XXXX  - Change severity of 'Reimbursement Amount Test' from Material to Non-Material.; XX/XX/XXXX  - N/A
																								Waiver	Client
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_42	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - FEMA declared XXX county in a disaster area (wildfires) on XX/XX/XXXX, with a release date of XX/XX/XXXX. The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only. ; XX/XX/XXXX  - Change severity of 'Property is located in a FEMA disaster area' from Material to Non-Material.;
																						XX/XX/XXXX	XX/XX/XXXX - Appraisal dated after FEMA release - no damage - condition cleared; XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_42	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_43	XXXX	XXX	$XXXXXX	WA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_43	XXXX	XXX	$XXXXXX	WA	Acknowledged	B	A	A	A	A	A	B	A	A	A	Property	3608	Informational Only - Property Inspection Waiver used at origination.	XX/XX/XXXX	XX/XX/XXXX - Property Inspection Waiver used as origination valuation product;		XX/XX/XXXX	XX/XX/XXXX - .; XX/XX/XXXX - Change status of 'Informational Only - Property Inspection Waiver used at origination.' from Active to Acknowledged by Client.	Waiver	Client
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_43	XXXX	XXX	$XXXXXX	WA	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	651	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX	XX/XX/XXXX - Evidence of taxes and insurance for the primary residence was not provided. ;		XX/XX/XXXX
XX/XX/XXXX  - Borrower liabilities verified indicator is Present; XX/XX/XXXX  - Lender provided verification of taxes for primary residence.  Condition cleared.  ; XX/XX/XXXX  - Audit reviewed Lenders response, however; Missing Taxes for primary residence. If taxes and Insurance are escrowed, please provide supporting documentation. Condition remains.

Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_44	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX
XX/XX/XXXX  - Condition is for information purposes only.  DD firm will order.; XX/XX/XXXX  - Third Party Valuation Product Provided; XX/XX/XXXX  - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;
																						XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_45	XXXX	XXX	$XXXXXX	NY	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	650	Borrower Liabilities Verificiation Indicator is Missing	XX/XX/XXXX	XX/XX/XXXX - Missing credit report.; XX/XX/XXXX - Borrower liabilities verified indicator is Missing;		XX/XX/XXXX	XX/XX/XXXX - Borrower liabilities verified indicator is Present. ender provided credit report. Condition cleared.			Borrower has stable job time - Borrower has XXX years at job.
MELLO_INV1_45	XXXX	XXX	$XXXXXX	NY	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	653	CoBorrower Liabiliities Verified Indicator is Missing	XX/XX/XXXX	XX/XX/XXXX - Missing credit report.; XX/XX/XXXX - CoBorrower liabilities verified indicator is Missing;		XX/XX/XXXX	XX/XX/XXXX - CoBorrower liabilities verified indicator is Present. Lender provided credit report. Condition cleared.			Borrower has stable job time - Borrower has XXX years at job.
MELLO_INV1_45	XXXX	XXX	$XXXXXX	NY	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	721	Borrower Credit Report is Missing	XX/XX/XXXX	XX/XX/XXXX - Missing credit report.; XX/XX/XXXX - Missing Borrower credit report;		XX/XX/XXXX	XX/XX/XXXX - Borrower credit report received			Borrower has stable job time - Borrower has XXX years at job.
MELLO_INV1_45	XXXX	XXX	$XXXXXX	NY	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	724	CoBorrower Credit Report is Missing	XX/XX/XXXX	XX/XX/XXXX - Missing credit report.; XX/XX/XXXX - CoBorrower credit report is missing.;		XX/XX/XXXX	XX/XX/XXXX - Received CoBorrower credit report.			Borrower has stable job time - Borrower has XXX years at job.
MELLO_INV1_46	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - AVM provided - within tolerance - Condition Cleared; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_46	XXXX	XXX	$XXXXXX	CA	Acknowledged	B	A	A	A	A	A	B	A	A	A	Property	3608	Informational Only - Property Inspection Waiver used at origination.	XX/XX/XXXX	XX/XX/XXXX - Property Inspection Waiver used as origination valuation product;		XX/XX/XXXX	XX/XX/XXXX - Acknowledged - AVM within tolerance; XX/XX/XXXX - Change status of 'Informational Only - Property Inspection Waiver used at origination.' from Active to Acknowledged by Client.	Waiver	Client
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_46	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a FEMA disaster area with no post disaster inpection.  FEMA declared XXX  County in a disaster area XX/XX/XXXX with a release date of XX/XX/XXXX.  The file does not contain an appraisal.   A Post Disaster Inspection is required. ;
																						XX/XX/XXXX	XX/XX/XXXX - Lender provided Disaster Exception Map. Condition cleared.; XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_47	XXXX	XXX	$XXXXXX	MA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within tolerance - Condition Cleared; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_48	XXXX	XXX	$XXXXXX	CA	Acknowledged	B	A	A	A	A	A	B	A	A	A	Property	3608	Informational Only - Property Inspection Waiver used at origination.	XX/XX/XXXX	XX/XX/XXXX - Condition is for information purposes only - Pending Valuation Rview.;		XX/XX/XXXX	XX/XX/XXXX - Acknowledged; XX/XX/XXXX - Change status of 'Informational Only - Property Inspection Waiver used at origination.' from Active to Acknowledged by Client.	Waiver	Client
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_48	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition for information purposes. DD firm to order.;		XX/XX/XXXX
XX/XX/XXXX  - Third Party Valuation Product Provided; XX/XX/XXXX  - Lender provided appraisal waiver; however, this finding is for the third party valuation.  The third party valuation was not provided and a UCDP report was not provided to verify the CU score was less than 2.5.  Condition retained.

Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_48	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	651	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX	XX/XX/XXXX - Missing foreclosure documentation to confirm completed 7 or more years prior to disbursement as required per DU.;		XX/XX/XXXX	XX/XX/XXXX - Fraud Report indicates ForeClosure from 2008 - condition cleared.; XX/XX/XXXX - Borrower liabilities verified indicator is Present
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_48	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a FEMA disaster area with no post disaster inpection.  FEMA delcared XXX County in disaster area (Bond Fire) on XX/XX/XXXX.  The file does not contain an appraisal.  A Post Disaster Inspection is required.;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_49	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & ; Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_49	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_50	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a FEMA disaster area with no post disaster inpection.  FEMA declared XXX  county in a disaster area (wildfires) on XX/XX/XXXX, with a release date of XX/XX/XXXX.  The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - Appraisal dated after FEMA release date - no damage - condition cleared; XX/XX/XXXX - Post disaster inspection confirms no property damage			Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
MELLO_INV1_50	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2524	Signed 4506t is missing	XX/XX/XXXX	XX/XX/XXXX - Borrower 1 missing signed 4506t;		XX/XX/XXXX	XX/XX/XXXX - Lender provided 4506.3 Condition cleared.; XX/XX/XXXX - Signed 4506t provided.			Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
MELLO_INV1_50	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2525	Borrower 2 is missing signed 4506t.	XX/XX/XXXX	XX/XX/XXXX - Borrower 2 is missing signed 4506t;		XX/XX/XXXX	XX/XX/XXXX - Lender provided 4506.3 Condition cleared.; XX/XX/XXXX - Signed 4506t provided.			Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
MELLO_INV1_50	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & ; Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.			Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
MELLO_INV1_50	XXXX	XXX	$XXXXXX	CA	Cleared	A	A	A	A	A	A	A	A	A	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for information purposes only – Pending Valuation Review.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
MELLO_INV1_51	XXXX	XXX	$XXXXXX	CA	Acknowledged	B	A	A	A	A	A	B	A	A	A	Property	3608	Informational Only - Property Inspection Waiver used at origination.	XX/XX/XXXX	XX/XX/XXXX - Condition is for information purposes only --Pending Valuation Review.;		XX/XX/XXXX	XX/XX/XXXX - Acknowledged; XX/XX/XXXX - Change status of 'Informational Only - Property Inspection Waiver used at origination.' from Active to Acknowledged by Client.	Waiver	Client
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_51	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a FEMA disaster area with no post disaster inpection.  FEMA delared XXX County in a disaster area (XXX) on XX/XX/XXXX.  The file does not contain an appraisal.  A Post Disaster Inspection is required.;
																						XX/XX/XXXX	XX/XX/XXXX - Lender provided Disaster Exception Map. Condition cleared.; XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_51	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition for information purposes. DD firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_51	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	3605	Asset Documents are Incomplete	XX/XX/XXXX	XX/XX/XXXX - XXX bank account #XXXX dated XX/XX/XXXX was more than 60 days old at time of closing and does not meet FNMA COVID overlay.;		XX/XX/XXXX
XX/XX/XXXX  - Two Month Consecutive received (Feb/March - acct XXX); XX/XX/XXXX  - Audit reviewed Lenders response, however; 2 months bank statements are required for XXX xXXX (XX/XX/XXXX was received). Condition remains.

Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_52	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - CU Score & ; 2.5 - not needed; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_52	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	651	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX	XX/XX/XXXX - Evidence of hazard insurance for the primary residence was not provided. ;		XX/XX/XXXX	XX/XX/XXXX - Lender provided HOI. Condition cleared.; XX/XX/XXXX - Borrower liabilities verified indicator is Partial; XX/XX/XXXX - Borrower liabilities verified indicator is Present
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_53	XXXX	XXX	$XXXXXX	CA	Acknowledged	B	A	A	A	A	A	B	A	A	A	Property	3608	Informational Only - Property Inspection Waiver used at origination.	XX/XX/XXXX
XX/XX/XXXX  - Property Inspection Waiver used as origination valuation product; XX/XX/XXXX  - Change status of 'Informational Only - Property Inspection Waiver used at origination.' from Active to Acknowledged by Client.; XX/XX/XXXX  - XXX;
																						XX/XX/XXXX
XX/XX/XXXX  - Property Inspection Waiver used as origination valuation product; XX/XX/XXXX  - Change status of 'Informational Only - Property Inspection Waiver used at origination.' from Active to Acknowledged by Client.; XX/XX/XXXX  - XXX;
																								Waiver	Client	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV1_53	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition for informational purpose sonly, Pending valuation review.; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV1_53	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	1248	AUS is Partial	XX/XX/XXXX	XX/XX/XXXX - The AUS is Partial, Loan was completed as limited cash out but the borrower recieved more than $XXX or XXX% of the loan amount as cash back per final CD.;		XX/XX/XXXX	XX/XX/XXXX - Review of final CD indicates borrower did not receive more than XXX% back at closing. Condition cleared.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV1_53	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	3551	ATR/QM Status is Pending	XX/XX/XXXX	XX/XX/XXXX - Borrower received too much cash back at closing.; XX/XX/XXXX - ATR/QM Status is pending. Noted documentation is required per Appendix Q.;		XX/XX/XXXX
XX/XX/XXXX  - Parameters of AUS met. Condion cleared.; XX/XX/XXXX  - Lender provided a settlement statement reflecting an updated settlement date; however, did not provide the corresponding CD to complete compliance testing.  Condition retained.
																										Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV1_54	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	C	A	C	A	Property	932	Origination Appraisal is Partial	XX/XX/XXXX	XX/XX/XXXX - A HOA cert/condo questionnaire was not provided for the subject property. ;		XX/XX/XXXX	XX/XX/XXXX - Lender provided Condominium Project Questionnaire. Condition cleared.			Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.
MELLO_INV1_54	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2524	Signed 4506t is missing	XX/XX/XXXX	XX/XX/XXXX - Borrower 1 missing signed 4506t;		XX/XX/XXXX	XX/XX/XXXX - Lender provided executed 4506-C. Condition cleared.			Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.
MELLO_INV1_54	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	2570	Final Loan Application is Missing	XX/XX/XXXX	XX/XX/XXXX - Final loan application is Missing;		XX/XX/XXXX	XX/XX/XXXX - Lender provided final 1003. Condition cleared.			Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.
MELLO_INV1_54	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - CU Score & ; XXX% - not needed; XX/XX/XXXX - Third Party Valuation Product Provided			Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.
MELLO_INV1_54	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	1261	Borrower Income Verification does not match Approval	XX/XX/XXXX	XX/XX/XXXX - 2019 Tax returns provided was not executed by the borrower.;		XX/XX/XXXX	XX/XX/XXXX - The borrower income verification does match approval. Lender provided signed Efile documentation. Condition cleared.			Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job.
MELLO_INV1_56	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - FEMA declared XXX county in a disaster area (wildfires) on XX/XX/XXXX, with a release date of XX/XX/XXXX.  The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - Appraisal dtd after FEMA release date - no damage - condition cleared; XX/XX/XXXX - Post disaster inspection confirms no property damage			Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV1_56	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - CU Score & ; 2.5 - not needed; XX/XX/XXXX - Third Party Valuation Product Provided			Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV1_56	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	651	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX	XX/XX/XXXX - Hazard insurance for the borrower's primary residence was not provided. ;		XX/XX/XXXX
XX/XX/XXXX  - Lender provided HOI. Condition cleared.; XX/XX/XXXX  - Borrower liabilities verified indicator is Present; XX/XX/XXXX  - Audit reviewed Lenders response, however; please provide HOI for borrowers Primary Residence. Condition remains.
																										Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV1_57	XXXX	XXX	$XXXXXX	WA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	1431	Liquid Reserves (Dollar Amount) are less than AUS Minimum Required	XX/XX/XXXX	XX/XX/XXXX - The liquid reserves of XXX are less than the minimum required per AUS of XXX.;		XX/XX/XXXX	XX/XX/XXXX - Lender provided asset dcoumentation. Condition cleared.; XX/XX/XXXX - The liquid reserves of XXX are greater than or equal to the AUS minimum required of XXX.
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_57	XXXX	XXX	$XXXXXX	WA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_57	XXXX	XXX	$XXXXXX	WA	Cleared	C	A	C	A	C	A	C	A	C	A	Property	3598	Third Party AVM to appraised value exceeds XXX% allowable variance	XX/XX/XXXX	XX/XX/XXXX - Third party AVM value of XXX with a variance of 32.80 exceeds XXX% allowable variance.;		XX/XX/XXXX	XX/XX/XXXX - Additional third party valuation requested to support value.
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_57	XXXX	XXX	$XXXXXX	WA	Acknowledged	B	A	A	A	A	A	B	A	A	A	Property	3608	Informational Only - Property Inspection Waiver used at origination.	XX/XX/XXXX	XX/XX/XXXX - Property Inspection Waiver used as origination valuation product;		XX/XX/XXXX	XX/XX/XXXX - .; XX/XX/XXXX - Change status of 'Informational Only - Property Inspection Waiver used at origination.' from Active to Acknowledged by Client.	Waiver	Client
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_58	XXXX	XXX	$XXXXXX	CA	Acknowledged	B	A	A	A	A	A	B	A	A	A	Property	3608	Informational Only - Property Inspection Waiver used at origination.	XX/XX/XXXX
XX/XX/XXXX  - Acknowledged; XX/XX/XXXX  - Change status of 'Informational Only - Property Inspection Waiver used at origination.' from Active to Acknowledged by Client.; XX/XX/XXXX  - Property Inspection Waiver used as origination valuation product;
																						XX/XX/XXXX
XX/XX/XXXX  - Acknowledged; XX/XX/XXXX  - Change status of 'Informational Only - Property Inspection Waiver used at origination.' from Active to Acknowledged by Client.; XX/XX/XXXX  - Property Inspection Waiver used as origination valuation product;
																								Waiver	Client
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_58	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a FEMA disaster area with no post disaster inpection.  FEMA declared XXX county in a disaster area (wildfires) on XX/XX/XXXX, with a release date of XX/XX/XXXX.  The file does not contain an appraisal.   A Post Disaster Inspection is required.  ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_59	XXXX	XXX	$XXXXXX	NJ	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided, value within XXX% of origination value. Condition cleared.; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_60	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV1_60	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Property	3598	Third Party AVM to appraised value exceeds XXX% allowable variance	XX/XX/XXXX	XX/XX/XXXX - Third party AVM value of XXX with a variance of 61.44 exceeds XXX% allowable variance.;		XX/XX/XXXX	XX/XX/XXXX - Additional third party valuation requested to support value.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV1_60	XXXX	XXX	$XXXXXX	CA	Acknowledged	B	A	A	A	A	A	B	A	A	A	Property	3608	Informational Only - Property Inspection Waiver used at origination.	XX/XX/XXXX	XX/XX/XXXX - Property Inspection Waiver used as origination valuation product;		XX/XX/XXXX	XX/XX/XXXX - .; XX/XX/XXXX - Change status of 'Informational Only - Property Inspection Waiver used at origination.' from Active to Acknowledged by Client.	Waiver	Client	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV1_60	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located in a FEMA disaster area	XX/XX/XXXX	XX/XX/XXXX - FEMA declared XXX county in a disaster area (wildfires) on XX/XX/XXXX, with a release date of XX/XX/XXXX. The file does not contain an appraisal. A Post Disaster Inspection is required.;		XX/XX/XXXX	XX/XX/XXXX - Lender provided Disaster Exception Map. Condition cleared.; XX/XX/XXXX - Post disaster inspection confirms no property damage			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV1_61	XXXX	XXX	$XXXXXX	OR	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	3420	DTI Exceeds AUS Maximum Allowable	XX/XX/XXXX
XX/XX/XXXX  - The back-end DTI of XXX(Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; XX/XX/XXXX  - The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX;
																						XX/XX/XXXX
XX/XX/XXXX  - Lender provided updated 1008/AUS condition cleared.; XX/XX/XXXX  - The qualifying back-end DTI of XXX(Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX(Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX
																										Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV1_61	XXXX	XXX	$XXXXXX	OR	Cleared	D	A	D	A	D	A	C	A	C	A	Property	930	Origination Appraisal is Missing	XX/XX/XXXX	XX/XX/XXXX - Origination appraisal is Missing.; XX/XX/XXXX - Origination appraisal is Not Applicable.;		XX/XX/XXXX	XX/XX/XXXX - PIW in file; XX/XX/XXXX - Origination appraisal is Not Applicable.; XX/XX/XXXX - Origination appraisal is Missing.			Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV1_61	XXXX	XXX	$XXXXXX	OR	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	2353	Evidence of Rate Lock Not Provided	XX/XX/XXXX	XX/XX/XXXX - Evidence of Rate Lock Not Provided; XX/XX/XXXX - Evidence of Rate Lock Provided;		XX/XX/XXXX	XX/XX/XXXX - Submitted through Trailing Docs - condition cleared.; XX/XX/XXXX - Evidence of Rate Lock Provided; XX/XX/XXXX - Evidence of Rate Lock Not Provided			Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV1_62	XXXX	XXX	$XXXXXX	NY	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within tolerance - Condition Cleared; XX/XX/XXXX - Third Party Valuation Product Provided
MELLO_INV1_63	XXXX	XXX	$XXXXXX	DC	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - AVM provided within tolerance - Condition Cleared; XX/XX/XXXX - Third Party Valuation Product Provided			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV1_63	XXXX	XXX	$XXXXXX	DC	Acknowledged	B	A	A	A	A	A	B	A	A	A	Property	3608	Informational Only - Property Inspection Waiver used at origination.	XX/XX/XXXX	XX/XX/XXXX - Property Inspection Waiver used as origination valuation product;		XX/XX/XXXX	XX/XX/XXXX - Acknowledged - AVM within tolerance; XX/XX/XXXX - Change status of 'Informational Only - Property Inspection Waiver used at origination.' from Active to Acknowledged by Client.	Waiver	Client	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV1_64	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - AVM provided within tolerance - Condition Cleared; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_64	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Property	3598	Third Party AVM to appraised value exceeds XXX% allowable variance	XX/XX/XXXX	XX/XX/XXXX - Third party AVM value of XXX with a variance of 58.40 exceeds XXX% allowable variance.;		XX/XX/XXXX	XX/XX/XXXX - AVM provided within tolerance - Condition Cleared; XX/XX/XXXX - Additional third party valuation requested to support value.
Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_64	XXXX	XXX	$XXXXXX	CA	Acknowledged	B	A	A	A	A	A	B	A	A	A	Property	3608	Informational Only - Property Inspection Waiver used at origination.	XX/XX/XXXX	XX/XX/XXXX - Property Inspection Waiver used as origination valuation product;		XX/XX/XXXX	XX/XX/XXXX - Acknowledged - AVM within tolerance; XX/XX/XXXX - Change status of 'Informational Only - Property Inspection Waiver used at origination.' from Active to Acknowledged by Client.	Waiver	Client
Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_64	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - Property is located in a FEMA disaster area with no post disaster inpection.  FEMA declared XXX  county in a disaster area (wildfires) on XX/XX/XXXX, with a release date of XX/XX/XXXX. The file does not contain an appraisal.   A Post Disaster Inspection is required. ;
																						XX/XX/XXXX	XX/XX/XXXX - Lender provided Disaster Exception Map. Condition cleared.; XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_65	XXXX	XXX	$XXXXXX	OR	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - AVM provided within tolerance - Condition Cleared; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_65	XXXX	XXX	$XXXXXX	OR	Acknowledged	B	A	A	A	A	A	B	A	A	A	Property	3608	Informational Only - Property Inspection Waiver used at origination.	XX/XX/XXXX	XX/XX/XXXX - Property Inspection Waiver used as origination valuation product;		XX/XX/XXXX	XX/XX/XXXX - Acknowledged - AVM within tolerance; XX/XX/XXXX - Change status of 'Informational Only - Property Inspection Waiver used at origination.' from Active to Acknowledged by Client.	Waiver	Client
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_65	XXXX	XXX	$XXXXXX	OR	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	1257	Borrower Employment Verification does not meet guidelines	XX/XX/XXXX	XX/XX/XXXX - DU requires verification of employment no more than 10 days prior to the Note date. VOE in file is dated XX/XX/XXXX; Note date is XX/XX/XXXX.;		XX/XX/XXXX	XX/XX/XXXX - Lender provided VOE. Condition cleared.
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_66	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	651	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX	XX/XX/XXXX - Evidence of hazard insurance for XXX Drive was not provided. ;		XX/XX/XXXX	XX/XX/XXXX - Borrower liabilities verified indicator is Present
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_66	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	1262	CoBorrower Income Verification does not match Approval	XX/XX/XXXX	XX/XX/XXXX - Personal and business tax returns provided were not executed. ;		XX/XX/XXXX	XX/XX/XXXX - The coborrower income verification does match approval. Lender provided signed business and personal returns. Condition cleared.
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_66	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_67	XXXX	XXX	$XXXXXX	NC	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	1257	Borrower Employment Verification does not meet guidelines	XX/XX/XXXX	XX/XX/XXXX - A verbal verification of employment within 10 days of the note date was not provided.;		XX/XX/XXXX	XX/XX/XXXX - Lender provided VOE. COndition cleared.
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_67	XXXX	XXX	$XXXXXX	NC	Cleared	C	A	C	A	C	A	C	A	C	A	Property	2460	Third Party Desk Review variance to appraised value exceeds XXX%	XX/XX/XXXX	XX/XX/XXXX - Third party Desk Review variance of -13.48 exceeds XXX% maximum allowed.;		XX/XX/XXXX	XX/XX/XXXX - Additional third party valuation requested to support value.
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_67	XXXX	XXX	$XXXXXX	NC	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_68	XXXX	XXX	$XXXXXX	FL	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_69	XXXX	XXX	$XXXXXX	WA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX  are greater than the Guideline Minimum of XXX .  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_69	XXXX	XXX	$XXXXXX	WA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	1261	Borrower Income Verification does not match Approval	XX/XX/XXXX	XX/XX/XXXX - Evidence of signed personal and business tax returns were not provided. ;		XX/XX/XXXX	XX/XX/XXXX - The borrower income verification does match approval
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX  are greater than the Guideline Minimum of XXX .  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_70	XXXX	XXX	$XXXXXX	MA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & ; Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within tolerance - Condition Cleared; XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX  are greater than the Guideline Minimum of XXX .  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_71	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	878	Flood Certificate is Partial	XX/XX/XXXX	XX/XX/XXXX - Flood ceritifcate in the file is partially illegible. ;		XX/XX/XXXX	XX/XX/XXXX - Lender provided Flood Certificate. Condition cleared.
MELLO_INV1_71	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
MELLO_INV1_71	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	C	A	C	A	Property	932	Origination Appraisal is Partial	XX/XX/XXXX	XX/XX/XXXX - Appraisal in file is illegible. ;		XX/XX/XXXX	XX/XX/XXXX - Lender provided legible copy of appraisal. Condition cleared.; XX/XX/XXXX - Origination appraisal is Present.
MELLO_INV1_71	XXXX	XXX	$XXXXXX	CA	Acknowledged	C	B	C	B	C	B	C	B	C	B	Compliance	-96368	Consummation or Reimbursement Date Validation Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.;
																						XX/XX/XXXX
XX/XX/XXXX  - Change severity of 'Consummation or Reimbursement Date Validation Test' from Material to Non-Material.; XX/XX/XXXX  - Investment - R/T - NA; XX/XX/XXXX  - Change status of 'Consummation or Reimbursement Date Validation Test' from Active to Acknowledged by Client.
																								Waiver	Client
MELLO_INV1_71	XXXX	XXX	$XXXXXX	CA	Acknowledged	C	B	C	B	C	B	C	B	C	B	Compliance	-96366	Charges That Cannot Increase Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX .Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).;
																						XX/XX/XXXX
XX/XX/XXXX  - Change severity of 'Charges That Cannot Increase Test' from Material to Non-Material.; XX/XX/XXXX  - Investment - R/T - NA; XX/XX/XXXX  - Change status of 'Charges That Cannot Increase Test' from Active to Acknowledged by Client.
																								Waiver	Client
MELLO_INV1_71	XXXX	XXX	$XXXXXX	CA	Acknowledged	C	B	C	B	C	B	C	B	C	B	Compliance	-96362	Reimbursement Amount Test	XX/XX/XXXX
XX/XX/XXXX  - This loan failed the reimbursement amount test.  (12 CFR §1026.19(f)(2)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $0.00, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX .Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than 60 days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than 60 days after consummation.;
																						XX/XX/XXXX
XX/XX/XXXX  - Change severity of 'Reimbursement Amount Test' from Material to Non-Material.; XX/XX/XXXX  - Investment - R/T - NA; XX/XX/XXXX  - Change status of 'Reimbursement Amount Test' from Active to Acknowledged by Client.
																								Waiver	Client
MELLO_INV1_72	XXXX	XXX	$XXXXXX	NC	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	651	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX	XX/XX/XXXX - Evidence of taxes for XXX was not provided. ;		XX/XX/XXXX	XX/XX/XXXX - Borrower liabilities verified indicator is Present; XX/XX/XXXX - Lender provided verification of taxes. Condition cleared.
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX  are greater than the Guideline Minimum of XXX .

MELLO_INV1_72	XXXX	XXX	$XXXXXX	NC	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & ; Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX  are greater than the Guideline Minimum of XXX .

MELLO_INV1_73	XXXX	XXX	$XXXXXX	NC	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & ; Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX  are greater than the Guideline Minimum of XXX .

MELLO_INV1_73	XXXX	XXX	$XXXXXX	NC	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX  are greater than the Guideline Minimum of XXX .

MELLO_INV1_73	XXXX	XXX	$XXXXXX	NC	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	651	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX	XX/XX/XXXX - Evidence of hazard insurance for XXX was not provided. ;		XX/XX/XXXX	XX/XX/XXXX - Lender provided verification of insurance for XXX Ct. Condition cleared.; XX/XX/XXXX - Borrower liabilities verified indicator is Present
Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX  are greater than the Guideline Minimum of XXX .

MELLO_INV1_73	XXXX	XXX	$XXXXXX	NC	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	3557	Hazard Insurance Coverage is Not Sufficient.	XX/XX/XXXX
XX/XX/XXXX  - Hazard insurance coverage of XXX  is not sufficent. The subject loan amount is XXX  with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.;
																						XX/XX/XXXX	XX/XX/XXXX - Lender provided hazard insurance reflecting sufficient coverage. Condition cleared.; XX/XX/XXXX - Hazard insurance coverage is sufficient.
Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX  are greater than the Guideline Minimum of XXX .

MELLO_INV1_75	XXXX	XXX	$XXXXXX	NY	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	395	Note Document Indicator is Missing	XX/XX/XXXX	XX/XX/XXXX - Note document is Missing;		XX/XX/XXXX	XX/XX/XXXX - Lender provided Note. COndition cleared.; XX/XX/XXXX - Note document indicator is Present.
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.

MELLO_INV1_75	XXXX	XXX	$XXXXXX	NY	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for information purposes. DD firm to order.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.

MELLO_INV1_75	XXXX	XXX	$XXXXXX	NY	Cleared	D	A	D	A	D	A	C	A	C	A	Compliance	927	Security Instrument Indicator is Missing	XX/XX/XXXX	XX/XX/XXXX - The security instrument is Missing;		XX/XX/XXXX	XX/XX/XXXX - The security instrument indicator is Present
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.

MELLO_INV1_75	XXXX	XXX	$XXXXXX	NY	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	2570	Final Loan Application is Missing	XX/XX/XXXX	XX/XX/XXXX - Final loan application is Missing;		XX/XX/XXXX	XX/XX/XXXX - Final loan application is Present; XX/XX/XXXX - Audit reviewed Lenders response, however; Please provide Signed Final 1003 (Note date is XX/XX/XXXX) Condition remains.
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.

MELLO_INV1_77	XXXX	XXX	$XXXXXX	NJ	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX
XX/XX/XXXX  - Change status of 'Third Party Valuation Product Not Provided and FHLMC Collateral Rep & ; Warrant Relief is Not Eligible or Unavailable.' from Active to Acknowledged by Client.; XX/XX/XXXX  - Invalid; XX/XX/XXXX  - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & ; Warrant Relief is Not Eligible.;
																						XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX  are greater than the Guideline Minimum of XXX .  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_77	XXXX	XXX	$XXXXXX	NJ	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - COndition is for informational purposes only, Pending valuation review.; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX  are greater than the Guideline Minimum of XXX .  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_78	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - FEMA declared XXX county in a disaster area (wildfires) on XX/XX/XXXX, with a release date of XX/XX/XXXX.  The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - Appraisal dtd after FEMA declaration - no damage - condition cleared; XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX  are greater than the Guideline Minimum of XXX .

MELLO_INV1_78	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	651	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX	XX/XX/XXXX - Evidence of hazard insurance for borrower's primary residence ( XXX) was not provided.;		XX/XX/XXXX	XX/XX/XXXX - Lender provided verification of hazard insurance on borrower's primary residence. Condition cleared.
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX  are greater than the Guideline Minimum of XXX .

MELLO_INV1_78	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - CU Score & ; 2.0 - not needed; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX  are greater than the Guideline Minimum of XXX .

MELLO_INV1_79	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & ; Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_79	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_80	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - FEMA declared XXX  county in a disaster area (wildfires) on XX/XX/XXXX, with a release date of XX/XX/XXXX.  The appraisal in file is dated XX/XX/XXXXand shows no damage.  Exception is for informational purposes only.
;
																						XX/XX/XXXX	XX/XX/XXXX - Appraisal dtd after FEMA declaration - no damage - condition cleared; XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.

MELLO_INV1_80	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - CU & ; 2.5 - not needed; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.

MELLO_INV1_80	XXXX	XXX	$XXXXXX	CA	Acknowledged	C	B	C	B	C	B	C	B	C	B	Credit	3420	DTI Exceeds AUS Maximum Allowable	XX/XX/XXXX	XX/XX/XXXX - The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX;		XX/XX/XXXX
XX/XX/XXXX  - Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; XX/XX/XXXX  - Non-material, within XXX% variance tolerance.  The PITIA provided by lender for property XXX St is $XXX vs what lender used on 1003 of $XXX; XX/XX/XXXX  - Change severity of 'DTI Exceeds AUS Maximum Allowable' from Material to Non-Material.
																								Waiver	Client
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.

MELLO_INV1_80	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	651	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX	XX/XX/XXXX - Evidence of mortgage payments for all REO properties including primary residence. Also evidence of taxes and insurance for all properties were not provided. ;		XX/XX/XXXX	XX/XX/XXXX - Lender provided PITIA payments for all properties. Condition cleared.; XX/XX/XXXX - Borrower liabilities verified indicator is Present
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.

MELLO_INV1_80	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2578	Housing history does not meet guidelines	XX/XX/XXXX	XX/XX/XXXX - Housing history does not meet guidelines. Evidence of mortgage payment history for all properties was not provided. Unable to determine housing based on the credit report. ;		XX/XX/XXXX
XX/XX/XXXX  - Housing delinquency meets guidelines.  Updated CR submitted showing all Mtg tradelines with history; XX/XX/XXXX  - Audit reviewed Lenders response, however; Provide Mortgage history for All REO's (Including primary residence). None are reporting on credit report). Condition remains.

Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.

MELLO_INV1_81	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  -
FEMA declared XXX  county in a disaster area (wildfires) on XX/XX/XXXX, with a release date of XX/XX/XXXX.  The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only.
;
																						XX/XX/XXXX	XX/XX/XXXX - Appraisal dated after FEMA declaration - no damage - condition cleared; XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_81	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & ; Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_81	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided, value within XXX% of origination value. Condition cleared.
Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_81	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	1431	Liquid Reserves (Dollar Amount) are less than AUS Minimum Required	XX/XX/XXXX	XX/XX/XXXX - The liquid reserves of XXX are greater than or equal to the AUS minimum required of XXX.; XX/XX/XXXX - The liquid reserves of XXX are less than the minimum required per AUS of XXX.;		XX/XX/XXXX
XX/XX/XXXX  - Lender provided updated CD reflecting cash to close was $XXX.  Assets are sufficient.  Condition cleared.; XX/XX/XXXX  - The liquid reserves of XXX are greater than or equal to the AUS minimum required of XXX.; XX/XX/XXXX  - The liquid reserves of XXX are less than the minimum required per AUS of XXX.

Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_81	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	3605	Asset Documents are Incomplete	XX/XX/XXXX	XX/XX/XXXX - Asset Documents are Incomplete: Evidence of large deposit of $XXX was not provided. (Additional conditions may apply);		XX/XX/XXXX
XX/XX/XXXX  - Lender provided updated CD reflecting cash to close was $XXX.  Assets are sufficient.  Condition cleared.; XX/XX/XXXX  - x; XX/XX/XXXX  - Audit reviewed Lenders response, however; The liquid reserves of XXX are less than the minimum required per AUS of XXX. Total assets received are $XXX. Condition remains.

Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_82	XXXX	XXX	$XXXXXX	HI	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	878	Flood Certificate is Partial	XX/XX/XXXX	XX/XX/XXXX - Flood Certification in file is illegible.; XX/XX/XXXX - Flood ceritifcate is incomplete;		XX/XX/XXXX	XX/XX/XXXX - Lender provided flood cert. Condition cleared.; XX/XX/XXXX - Flood ceritifcate is received
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_82	XXXX	XXX	$XXXXXX	HI	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_83	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & ; Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_83	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_84	XXXX	XXX	$XXXXXX	NY	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided within tolerance - Condition Cleared; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_84	XXXX	XXX	$XXXXXX	NY	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	1257	Borrower Employment Verification does not meet guidelines	XX/XX/XXXX	XX/XX/XXXX - A verbal verification of employment within 10 days of the note date was not provided. VVOE in file is dated XX/XX/XXXX, Note is dated XX/XX/XXXX.;		XX/XX/XXXX
XX/XX/XXXX  - Lender provided VVOE.  Condition cleared.; XX/XX/XXXX  - Lender provided VVOE dated XX/XX/XXXX; however, did not provide a fully completed VVOE dated within 10 days of the Note date.  The VVOE with date of 0XX/XX/XXXX was not fully completed.  The name and title of employee who verified the employment was missing.  Condition retained.; XX/XX/XXXX  - Audit reviewed Lenders response, however; Please provideemployees name and tile that obtained the VOE on 0XX/XX/XXXX. Condition remains.

Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_84	XXXX	XXX	$XXXXXX	NY	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	651	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX	XX/XX/XXXX - Evidence of mortgage payment, hazard insurance and taxes for REO property XXX was not provided. ;		XX/XX/XXXX
XX/XX/XXXX  - Borrower liabilities verified indicator is Present; XX/XX/XXXX  - Audit reviewed Lenders response, however; Please provide Insurance documentation (Not listed on schedule E) or provided documentation included in escrow (if applicable)), Condition remains.

Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_85	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	3582	Balance Sheet Does Not Meet Guidelines	XX/XX/XXXX
XX/XX/XXXX  - Balance Sheet Does Not Meet Guidelines.  Please provide Balance sheet for Borrower's business - 2020 & ; 2021, not provided in the file.; XX/XX/XXXX  - x; XX/XX/XXXX  - Balance Sheet Does Not Meet Guidelines.;
																						XX/XX/XXXX	XX/XX/XXXX - Audit reviewed Lenders response and re-reviewed file. Condition rescinded.
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_85	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_86	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_86	XXXX	XXX	$XXXXXX	CA	Acknowledged	B	A	A	A	A	A	B	A	A	A	Property	3608	Informational Only - Property Inspection Waiver used at origination.	XX/XX/XXXX	XX/XX/XXXX - Property Inspection Waiver used as origination valuation product;		XX/XX/XXXX	XX/XX/XXXX - .; XX/XX/XXXX - Change status of 'Informational Only - Property Inspection Waiver used at origination.' from Active to Acknowledged by Client.	Waiver	Client
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_86	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	1257	Borrower Employment Verification does not meet guidelines	XX/XX/XXXX	XX/XX/XXXX - VOE in file used per AUS shows Borrower is "on leave", not "active" (pg XX). Please provide evidence that the Borrower was employed at the time of origination.;		XX/XX/XXXX
XX/XX/XXXX  - Lender provided VOE at time of origintion. Condition cleared.; XX/XX/XXXX  - Lender provided VVOE; however, it still reflects borrower is on leave.  Please provide VVOE indicating borrower's employment was active at the time of origination.  Condition retained.

Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_87	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - CU Score & ; 2.5 - not needed; XX/XX/XXXX - Third Party Valuation Product Provided			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV1_88	XXXX	XXX	$XXXXXX	MA	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	651	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX
XX/XX/XXXX  - Borrower liabilities verified indicator is Partial.  Please provide documentation to confirm the following properties are owned free and clear:  XXX XX #XXX, XXX XX # XXX, and XXX XX #XXX.  In addition please provide evidence of Hazard Insurance for the same properties; not in file to confirm montly obligations.;
																						XX/XX/XXXX	XX/XX/XXXX - Borrower liabilities verified indicator is Present
Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_88	XXXX	XXX	$XXXXXX	MA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	1258	CoBorrower Employment Verification does not meet guidelines	XX/XX/XXXX	XX/XX/XXXX - Guidelines require 2 year Verification of Employment. Please provide VOE for Co-Borrower's previous employment not in file.;		XX/XX/XXXX	XX/XX/XXXX - Audit reviewed Lenders response and re-reviewed file. Condition rescinded.
Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_88	XXXX	XXX	$XXXXXX	MA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & ; Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided - within tolerance - Condition Cleared; XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_88	XXXX	XXX	$XXXXXX	MA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - CCA provided - within tolerance - Condition Cleared; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_89	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & ; Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_89	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided, value within XXX% of origination value. Condition cleared.
Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_89	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	1434	Hazard Insurance Effective Date is after the Note Date	XX/XX/XXXX	XX/XX/XXXX - The hazard insurance effective date of XX/XX/XXXX is after the note date of XX/XX/XXXX;		XX/XX/XXXX
XX/XX/XXXX  - Lender provided Funding CD. Condition cleared.; XX/XX/XXXX  - Audit reviewed lender's response and has determined the final CD in the loan file reflects a Closing Date of XX/XX/XXXX and a Disbursement Date of 0XX/XX/XXXX.  Please provide the funding CD reflecting the correct closing and disbursement date to verify insurance was effective within that time period.  Condition retained.

Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_90	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located in a FEMA disaster area	XX/XX/XXXX
XX/XX/XXXX  - FEMA declared XXX  county in a disaster area (wildfires) on XX/XX/XXXX, with a release date of XX/XX/XXXX.  The appraisal in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - Appraisal dtd after FEMA release - no damage - cleared condition; XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_90	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - CU Score & ; 2.5 - not needed; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_90	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	870	HAZARD INSURANCE CERTIFICATE MISSING	XX/XX/XXXX	XX/XX/XXXX - Missing copy of hazard insurance certificate. A hazard insurance policy for the subject property was not provided. ;		XX/XX/XXXX	XX/XX/XXXX - Received copy of hazard insurance certificate
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_90	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	1258	CoBorrower Employment Verification does not meet guidelines	XX/XX/XXXX	XX/XX/XXXX - A VVOE within 10 days of the Note date was not provided. ;		XX/XX/XXXX	XX/XX/XXXX - Lender provided VVOE for co-borrower with a reverification of employment dated XX/XX/XXXX. Condition cleared.
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_90	XXXX	XXX	$XXXXXX	CA	Acknowledged	C	B	C	B	C	B	C	B	C	B	Credit	3420	DTI Exceeds AUS Maximum Allowable	XX/XX/XXXX
XX/XX/XXXX  - The qualifying back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; XX/XX/XXXX  - The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX;
																						XX/XX/XXXX
XX/XX/XXXX  - Non-material.  DTI is within XXX% variance tolerance.  ; XX/XX/XXXX  - Change status of 'DTI Exceeds AUS Maximum Allowable' from Active to Acknowledged by Client.; XX/XX/XXXX  - Change severity of 'DTI Exceeds AUS Maximum Allowable' from Material to Non-Material.; XX/XX/XXXX  - The qualifying back-end DTI of XXX(Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX The back-end DTI of XXX(Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX
																								Waiver	Client
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

MELLO_INV1_91	XXXX	XXX	$XXXXXX	WA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_91	XXXX	XXX	$XXXXXX	WA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	3420	DTI Exceeds AUS Maximum Allowable	XX/XX/XXXX	XX/XX/XXXX - The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX;		XX/XX/XXXX
XX/XX/XXXX  - Lender provided rental calculations utilizing 1 time repair expense which is accaptable. Condition cleared.; XX/XX/XXXX  - The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; XX/XX/XXXX  - Unable to determine how lender calculated the rental income on property XXX Pl.  Updated Audit calculations using the 2019 schedule E are as follows: ;
(Rents received Line 3) $XXX.00, minus (Total Expenses line 20) $XXX, (Plus Insurance line 9) $XXX, plus (Mortgage Interest line 12) $XXX, plus (Taxes line 16) $XXX plus (Depreciation / Depletion line 18) $XXX = $XXX / 8.055 months = a negative monthly rental income of (- $XXX) + PITIA of $XXX = total negative income of (-$XXX).  Updated DTI is XXXXXX%, when including the correct PITIA for the rental property, which exceeds the approved DTI of XXX% per the updated AUS provided by the lender. Condition retained.

Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_92	XXXX	XXX	$XXXXXX	WA	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	651	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX
XX/XX/XXXX  - Borrower liabilities verified indicator is Partial.  Please provide billing statement (include taxes and insurance) for Borrower's primary residence (XXX XX) to confirm PITI liability.  In addition, please provided evidence of property reports (showing ownedfree & ; clear) and Insurance & ; Tax information for the following properties to confirm PITI liability:  XXX XX, XXXXX, and XXX XX NE;
																						XX/XX/XXXX	XX/XX/XXXX - Borrower liabilities verified indicator is Present
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_92	XXXX	XXX	$XXXXXX	WA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	3420	DTI Exceeds AUS Maximum Allowable	XX/XX/XXXX
XX/XX/XXXX  - The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; XX/XX/XXXX  - The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; XX/XX/XXXX  - The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; XX/XX/XXXX  - The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX;
																						XX/XX/XXXX
XX/XX/XXXX  - NA; XX/XX/XXXX  - The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; XX/XX/XXXX  - The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; XX/XX/XXXX  - The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; XX/XX/XXXX  - The back-end DTI of XXX (Total Income of XXX, Orig PITI of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX

Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_92	XXXX	XXX	$XXXXXX	WA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & ; Warrant Relief is Not Eligible.;		XX/XX/XXXX
XX/XX/XXXX  - Third Party Valuation Product Provided.; XX/XX/XXXX  - NA - CU Score & ; 2.5 - not needed; XX/XX/XXXX  - Change status of 'Third Party Valuation Product Not Provided and FHLMC Collateral Rep & ; Warrant Relief is Not Eligible or Unavailable.' from Active to Acknowledged by Client.

Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_92	XXXX	XXX	$XXXXXX	WA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; XX/XX/XXXX - Third Party Valuation Product Provided;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_93	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	C	A	C	A	Compliance	927	Security Instrument Indicator is Missing	XX/XX/XXXX	XX/XX/XXXX - The security instrument indicator is Missing;		XX/XX/XXXX	XX/XX/XXXX - Lender provided Mortgage and riders. Condition cleared.; XX/XX/XXXX - The security instrument indicator is Present
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_93	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located in a FEMA disaster area	XX/XX/XXXX	XX/XX/XXXX - FEMA declared XXX county in a disaster area (wildfires) on XX/XX/XXXX, with a release date of XX/XX/XXXX. The file does not contain an appraisal. A Post Disaster Inspection is required.;		XX/XX/XXXX	XX/XX/XXXX - Lender provided Disaster Exception Map. Condition cleared.; XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_93	XXXX	XXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; XX/XX/XXXX - Third Party Valuation Product Provided;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_93	XXXX	XXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Property	3598	Third Party AVM to appraised value exceeds XXX% allowable variance	XX/XX/XXXX	XX/XX/XXXX - Third party AVM value of XXX with a variance of 19.08 exceeds XXX% allowable variance.;		XX/XX/XXXX	XX/XX/XXXX - Additional third party valuation requested to support value.
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_93	XXXX	XXX	$XXXXXX	CA	Acknowledged	B	A	A	A	A	A	B	A	A	A	Property	3608	Informational Only - Property Inspection Waiver used at origination.	XX/XX/XXXX	XX/XX/XXXX - Property Inspection Waiver used as origination valuation product;		XX/XX/XXXX	XX/XX/XXXX - .; XX/XX/XXXX - Change status of 'Informational Only - Property Inspection Waiver used at origination.' from Active to Acknowledged by Client.	Waiver	Client
Borrower 1 has significant job time - Borrower has XXX years on job ; Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

MELLO_INV1_94	XXXX	XXX	$XXXXXX	CT	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and FHLMC Collateral Rep & ; Warrant Relief is Not Eligible.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV1_94	XXXX	XXX	$XXXXXX	CT	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
MELLO_INV1_95	XXXX	XXX	$XXXXXX	NY	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.;		XX/XX/XXXX	XX/XX/XXXX - CU & ; 2.5 - not needed; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than 2 years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.